Inventories	12 Months Ended
Dec. 31, 2010
Inventories [Abstract]
INVENTORIES
13. INVENTORIES

	December 31,	December 31,
	2009	2010
	RMB	RMB

Finished goods	8,659,808	48,728,409
Raw materials	10,664,541	19,700,353
Work in progress	—	15,948,032
Inventory held with distributors on consignment	11,572,418	46,431,781

Total inventories	30,896,767	130,808,575

Write-down of inventories for the years ended December 31, 2008, 2009 and 2010 was approximately nil, nil and RMB24.3 million, respectively, for the offline publications that remain unsold for a period of time or damaged while in the possession of the Group as a result of the acquisition of Zhongzhi in 2010 as well as the organic growth of the offline literature business. The write-down results in a new cost basis for the related inventory and such new cost basis is carried forward until such inventory is sold or otherwise disposed, or assessed subsequently for further write-downs, if any. If and when the reserved inventories are sold, the Company credits the reserved inventories (which are being carried forward at the new cost basis) and debits the related amount in the cost of goods sold.